Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Nature of operations and reorganization
Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	55.00%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Newsky Wisdom Treasure (Beijing) Co., Ltd. (“Newsky Wisdom”)	Acquired on April 1, 2020 (Note 8)	PRC	50.50%	Platform business
Major VIEs of the Company:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business
Major subsidiary of VIEs:
Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”)	Acquired in December 2019	PRC	100%	Platform business

Schedule of financial information of the Group's VIEs

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 2(e)
Cash and cash equivalents	15,649	16,439	2,580
Restricted cash—current	24,747	—	—
Accounts receivable, net	19,410	42,006	6,592
Amount due from the subsidiaries of the Group*	99,397	—	—
Amount due from related party other than the subsidiaries of the Group	31,487	29,500	4,629
Prepayments and other current assets	10,182	7,148	1,122
Property and equipment, net	11,671	10,143	1,592
Intangible assets, net	23,637	14,937	2,344
Restricted time deposits-non-current	5,000	5,000	785
Other non-current assets	68	33	5
Total assets	241,248	125,206	19,649
Accounts payable	17,409	29,858	4,685
Advances from customers	3,845	1,670	262
Tax payable	19,315	13,606	2,135
Amount due to the subsidiaries of the Group*	—	13,652	2,142
Amount due to related party other than the subsidiaries of the Group	4,719	2,347	368
Accrued expenses and other current liabilities	127,512	65,464	10,273
Deferred tax liabilities	4,000	3,715	583
Total liabilities	176,800	130,312	20,448
*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(e)
Revenues:
Third-party revenues	69,661	54,782	145,538	22,838
Inter-company revenues*	597,022	230,809	266,617	41,838
Total revenues	666,683	285,591	412,155	64,676
Third-party costs and expenses	(730,512)	(326,883)	(442,995)	(69,516)
Inter-company costs and expenses*	(2,998)	(33,500)	(33,242)	(5,216)
Total costs and expenses	(733,510)	(360,383)	(476,237)	(74,732)
Others	5,479	1,647	1,303	204
Loss before income tax	(61,348)	(73,145)	(62,779)	(9,852)
Income tax (expenses)/benefits	(8,624)	884	285	45
Net loss	(69,972)	(72,261)	(62,494)	(9,807)
*	The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities
Net cash used in transactions with third-party	(524,396)	(398,659)	(456,230)	(71,593)
Net cash provided by transactions with inter-company	455,883	408,880	430,329	67,528
Net cash provided by/(used in) operating activities	(68,513)	10,221	(25,901)	(4,065)
Cash flows from investing activities
Net cash provided by transactions with third-party	31,359	3,464	10,544	1,655
Net cash provided by investing activities	31,359	3,464	10,544	1,655
Cash flows from financing activities
Net cash provided by transactions with inter-company	30,000	9,600	1,000	157
Net cash provided by financing activities	30,000	9,600	1,000	157
Net increase/(decrease) in cash and cash equivalents and restricted cash	(7,154)	23,285	(14,357)	(2,253)
Cash and cash equivalents and restricted cash at beginning of the year	14,665	7,511	30,796	4,833
Cash and cash equivalents and restricted cash at end of the year	7,511	30,796	16,439	2,580